Schedule of share capital (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share Capital
Beginning balance		$ 45,038,037	$ 35,505,073
Beginning balance, shares		20,528,803	18,598,414
Share issue, Nasdaq initial public offering			$ 7,973,486
Share issue, Nasdaq inital public offering, shares			1,454,546
Issues on conversion of convertible notes			$ 2,542,812
Issues on conversion of convertible notes, shares			475,843
Consolidation of ordinary shares due to Reverse Share Split	[1]
Consolidation of ordinary shares due to Reverse Share Split, shares	[1]	(19,497,565)
Share issue, At The Market Offering	[2]	$ 3,295,822
Share issue, At The Market Offering, shares	[2]	245,010
Ending balance		$ 48,333,859	$ 46,021,371
Net share capital (shares)		1,276,248	20,528,803	18,598,414
Share issue costs		$ (403,373)	$ (983,334)	$ (10,150)
Net share capital balance		$ 47,930,486	$ 45,038,037

[1]	On 7 December 2022, our shareholders authorized at an extraordinary general shareholders’ meeting, a one-for-twenty reverse share split of our issued and outstanding ordinary shares (“Reverse Share Split”). No fractional ordinary shares were issued in connection with the Reverse Share Split and all fractional interests were rounded up to the nearest whole number. Issued and outstanding warrants and performance rights were split on the same basis.
[2]	On 18 May 2023, the Company entered into an At The Market Offering Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC, relating to the sale of our ordinary shares. In June 2023, the Company sold 245,010 ordinary shares for total gross proceeds of $2,238,570 under the Sales Agreement, pursuant to the prospectus dated 1 June 2023 forming a part of the registration statement on Form F-3 (File No. 333-272066), as amended, filed with the Securities and Exchange Commission which became effective on 1 June 2023.